Investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Consideration to acquire minority stake		¥ 723,024	¥ 2,118,648
Ownership interest acquired		68.30%
Cash consideration for disposal of investment without readily determinable fair values		¥ 141,875
Impairment of investments	$ 8,954	¥ 62,334	35,348	¥ 43,205
Investments disposed or partially disposed		23,761
Equity securities with readily determinable fair value cost			204,499
Equity Securities, FV-NI, Realized Gain		¥ 2,676,014	356,545
Equity Securities, FV-NI, Gain or loss		2,657,370	1,803,081
Unrealized Gain (Loss) on Investments		¥ 18,644	¥ 1,446,536
Investees [Member]
Ownership interest held			20.00%
Ownership interest acquired			20.00%
Bigo Inc
Ownership interest held		31.70%
Ownership interest acquired		31.70%
Equity Method Investments [Member]
Equity Method Investments Original Cost		¥ 332,401	¥ 14,277
Equity Securities, FV-NI, Gain or loss		¥ 21,942	¥ (113,677)